Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 5,142,911	$ 4,461,738
Less: accumulated depreciation	(1,123,383)	(795,984)
Total property and equipment, net	4,019,528	3,665,754
Freehold buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,631,141	2,387,718
Freehold land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	945,089	857,653
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	829,128	619,912
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	458,161	375,838
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	266,054	208,511
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 13,338	$ 12,106